Income Taxes (Net Deferred Income Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets related to
Employee benefits	$ 1,000	$ 963
Contingent and accrued liabilities	598	524
Operating loss and other carry-forwards	223	183
Inventories	21	29
Property	5	3
Derivatives	38	95
Other	41	97
Valuation allowance	(138)	(134)
Total	1,788	1,760
Deferred income tax liabilities related to
Property	405	500
Intangibles	452	460
Employee benefits	69	64
Other	3	63
Total	929	1,087
Deferred income tax assets – net	$ 859	$ 673